[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2004 Third Quarter Report

July 31, 2004 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificate of Deposit (15.4%)
International Banks (5.7%)
ANZ Banking Group Ltd.
1.71%, 12/14/04	$32,000	$31,995
Banque Nationale de Paris/New York
1.39%, 8/5/04	2,000	2,000
Barclays Bank plc/New York
1.29%, 12/3/04	(b)35,000	34,997
1.38%, 3/24/05	(b)10,000	9,999
1.41%, 3/31/05	(b)10,000	9,998
Fortis Bank/New York
1.44%, 9/13/04	20,000	20,000
Lloyds TSB Bank plc/New York
1.73%, 12/30/04	17,500	17,498
Royal Bank of Scotland/New York
1.35%, 4/20/05	(b)25,000	24,996
		151,483
Major Banks (9.7%)
American Express Centurion Bank
1.88%, 1/26/05	55,000	54,998
Suntrust Bank
1.35%, 8/5/05	(b)50,000	49,990
UBS AG
1.47%, 5/6/05	25,000	24,996
Washington Mutual Bank FA
1.30%, 8/10/04	50,000	50,000
1.30%, 8/10/04	(a)25,000	25,000
Wells Fargo Bank NA
1.30%, 8/4/04	50,000	50,000
		254,984
Total Certificate of Deposit (Cost $406,467)		406,467
Commercial Paper (53.8%)
Asset Backed — Automotive (5.7%)
DaimlerChrysler Revolving Auto Conduit LLC
1.30%, 8/10/04	17,260	17,254
1.49%, 9/13/04	49,000	48,913
Fcar Owner Trust
1.14%, 8/16/04	20,000	19,991
1.49%, 9/15/04	65,000	64,879
		151,037
Asset Backed — Consumer (4.3%)
Gemini Securitization Corp.
1.31%, 8/10/04	(a)50,000	49,984
Old Line Funding LLC
1.50%, 9/7/04	(a)20,080	20,049
Sheffield Receivables Corp.
1.29%, 8/5/04	(a)25,000	24,996
1.32%, 8/11/04	(a)20,000	19,993
		115,022

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Corporate (11.3%)
Atlantis One Funding Corp.
1.81%, 1/4/05 — 1/6/05	$ (a)21,300	$21,133
1.83%, 12/13/04	(a)50,000	49,662
1.89%, 1/14/05	(a)4,000	3,965
1.92%, 1/18/05	12,500	12,388
Blue Ridge Asset Funding Corp.
1.29%, 8/10/04	(a)35,000	34,989
1.31%, 8/4/04	(a)51,223	51,217
CAFCO LLC
1.50%, 9/23/04	(a)75,000	74,834
Ciesco LP
1.50%, 9/23/04	50,000	49,890
		298,078
Asset Backed — Mortgage (4.2%)
Mortgage Interest Networking Trust
1.33%, 8/11/04	25,000	24,991
1.40%, 8/16/04	40,000	39,977
Sydney Capital Corp.
1.30%, 8/9/04	(a)20,000	19,994
1.31%, 8/4/04	(a)25,000	24,997
		109,959
Asset Backed — Securities (8.3%)
Amstel Funding Corp.
1.33%, 8/27/04	(a)30,000	29,971
1.71%, 11/26/04	(a)25,000	24,862
1.89%, 1/26/05	(a)15,000	14,861
CC USA, Inc.
1.27%, 10/20/04	(a)6,500	6,482
1.31%, 8/23/04	(a)10,625	10,616
Clipper Receivables Co., LLC
1.30%, 8/5/04	25,000	24,996
1.31%, 8/9/04	25,000	24,993
Dorada Finance, Inc.
1.26%, 10/29/04	(a)25,000	24,922
Galaxy Funding, Inc.
1.61%, 11/2/04	(a)10,000	9,959
Grampian Funding Ltd.
1.55%, 9/27/04	(a)25,000	24,939
Scaldis Capital LLC
1.21%, 8/2/04	24,000	23,999
		220,600
Asset Backed — Diversified (1.5%)
CRC Funding LLC
1.50%, 9/8/04	13,955	13,933
Fairway Finance Corp.
1.31%, 8/10/04	(a)25,000	24,992
		38,925
Diversified Financial Services (2.6%)
General Electric Capital Corp.
1.85%, 12/8/04	25,000	24,835
1.86%, 12/20/04	25,000	24,819

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Diversified Financial Services (cont’d)
General Electric Co.
1.33%, 12/6/04	$20,000	$19,907
		69,561
Finance — Corporate (4.5%)
CIT Group, Inc.
1.32%, 8/10/04	19,000	18,994
1.32%, 8/11/04	(a)38,000	37,986
1.48%, 9/23/04	16,600	16,564
1.52%, 9/24/04	45,000	44,897
		118,441
International Banks (11.4%)
Bank of Ireland
1.14%, 8/23/04	18,500	18,487
1.30%, 8/2/04	40,000	39,999
1.44%, 12/31/04	(a)20,000	19,879
HBOS Treasury Services plc
1.13%, 8/25/04	7,000	6,995
1.35%, 8/9/04	33,000	32,990
ING America Insurance Holdings
1.75%, 12/3/04	25,000	24,850
ING US Funding LLC
1.26%, 8/9/04	60,000	59,983
KBC Financial Products International Ltd.
1.26%, 9/7/04	(a)20,000	19,974
KFW International Finance, Inc.
1.16%, 10/1/04	4,000	3,992
1.19%, 10/12/04	25,000	24,941
1.25%, 10/18/04	25,000	24,932
Westpac Banking Corp./New York
1.26%, 12/15/04	25,000	24,882
		301,904
Total Commercial Paper (Cost $1,423,527)		1,423,527
Corporate Notes (15.3%)
Asset Backed — Securities (2.6%)
Beta Finance, Inc.
1.29%, 3/29/05	(a)(b)7,500	7,499
CC USA, Inc.
1.69%, 4/25/05	(a)(b)25,000	25,014
1.82%, 6/17/05	(a)20,000	19,950
Dorada Finance, Inc.
1.35%, 3/18/05	(a)(b)17,500	17,497
		69,960
Banking (1.1%)
Rabobank Nederland N.V./New York
1.32%, 12/20/04	30,000	30,007
Diversified Financial Services (0.6%)
General Electric Capital Corp.
1.60%, 3/21/05	(a)(b)4,000	4,006
1.65%, 3/15/05	(b)13,000	13,015
		17,021

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Finance — Automotive (1.8%)
American Honda Finance Corp.
1.30%, 2/11/05	$ (a)(b)28,000	$28,021
Toyota Motor Credit Corp.
1.48%, 6/22/05	(b)20,000	19,997
		48,018
Finance — Consumer (1.0%)
American Express Credit Corp.
1.51%, 12/16/04	(b)25,000	25,015
Financial Services (1.5%)
Metropolitan Life Global Funding l
1.37%, 8/26/05	(a)(b)40,000	40,043
Insurance (2.1%)
AIG SunAmerica Global Financing VIII
1.51%, 11/15/04	(a)(b)16,050	16,058
AIG SunAmerica Global Financing XIII
1.61%, 5/23/05	(a)(b)20,000	20,037
American General Finance Corp.
1.35%, 8/6/04	(b)20,000	20,001
		56,096
International Banks (2.7%)
HBOS Treasury Services plc
1.44%, 6/10/05	(a)(b)30,000	30,012
1.52%, 3/14/05	(b)25,000	25,016
Westpac Banking Corp./New York
1.63%, 4/25/05	(b)15,000	15,003
		70,031
Investment Bankers/Brokers/Services (1.3%)
Goldman Sachs Group, Inc.
1.45%, 12/20/04	35,000	35,000
Major Banks (0.6%)
US Bank National Association
1.19%, 11/29/04	15,000	15,000
Total Corporate Notes (Cost $406,191)		406,191
Repurchase Agreement (15.5%)
J.P. Morgan Securities, Inc., 1.37%, dated 7/30/04, due 8/2/04, repurchase price $411,492 (Cost $411,445)	(c)411,445	411,445
Total Investments (100.0%) (Cost $2,647,630)		2,647,630
Liabilities in Excess of Assets (0.0%)		(1,020)
NET ASSETS (100%)		$2,646,610

(a)               144A security — certain conditions for public sale may exist.

(b)              Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates.  The rates shown are those in effect on July 31, 2004.

(c)               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

2004 Third Quarter Report

July 31, 2004 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificate of Deposit (16.5%)
Major Banks (16.5%)
American Express Centurion Bank
1.88%, 1/26/05	$120,000	$119,997
Fifth Third Bank
1.08%, 9/20/04	20,000	20,000
First Tennessee Bank NA
1.30%, 8/10/04	30,000	30,000
SunTrust Bank
1.35%, 8/5/05	(b)130,000	129,973
Washington Mutual Bank FA
1.30%, 8/10/04	100,000	100,000
1.30%, 8/10/04	(a)80,000	80,000
1.31%, 8/11/04	75,000	75,000
World Savings Bank FSB
1.27%, 8/10/04	100,000	100,000
Wells Fargo Bank NA
1.30%, 8/4/04 — 8/9/04	150,000	150,000
1.31%, 8/10/04	100,000	100,000
Total Certificate of Deposit (Cost $904,970)		904,970
Commercial Paper (62.3%)
Asset Backed — Automotive (8.5%)
DaimlerChrysler Revolving Auto Conduit LLC
1.30%, 8/9/04	50,000	49,986
1.49%, 9/13/04	101,200	101,020
Fcar Owner Trust
1.14%, 8/16/04	40,000	39,981
1.50%, 9/15/04	177,800	177,468
1.52%, 10/4/04	25,000	24,932
New Center Asset Trust
1.15%, 8/2/04	40,000	39,999
1.72%, 11/23/04	35,000	34,810
		468,196
Asset Backed — Consumer (11.6%)
CRC Funding LLC
1.20%, 8/5/04	(a)40,000	39,995
Gemini Securitization Corp.
1.31%, 8/10/04	(a)150,000	149,951
1.50%, 9/20/04	(a)50,000	49,896
Kitty Hawk Funding Corp.
1.50%, 9/14/04	58,116	58,009
Mont Blanc Capital Corp.
1.30%, 8/6/04	(a)40,000	39,993
Old Line Funding LLC
1.32%, 8/10/04 — 8/11/04	(a)72,947	72,922
Sheffield Receivables Co.
1.30%, 8/2/04	(a)150,000	149,994
1.32%, 8/11/04	(a)80,000	79,971
		640,731

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Corporate (11.5%)
Amsterdam Funding Corp.
1.31%, 8/10/04	$ (a)50,000	$49,984
Atlantis One Funding Corp.
1.19%, 10/18/04	25,000	24,935
1.20%, 10/12/04	(a)49,424	49,305
1.31%, 11/2/04	(a)25,000	24,915
1.81%, 1/4/05 — 1/6/05	(a)73,000	72,429
1.83%, 12/6/04 — 12/13/04	(a)90,000	89,400
1.87%, 1/7/05	(a)20,000	19,837
1.89%, 1/14/05	(a)7,000	6,940
Blue Ridge Asset Funding Corp.
1.31%, 8/4/04	(a)90,000	89,990
CAFCO LLC
1.31%, 8/13/04	80,000	79,965
1.32%, 8/12/04	(a)50,000	49,980
1.50%, 9/23/04	(a)50,000	49,889
Ciesco LP
1.50%, 9/23/04	25,000	24,945
		632,514
Asset Backed — Diversified (4.0%)
Fairway Finance Corp.
1.31%, 8/10/04	(a)168,646	168,591
1.49%, 9/24/04	(a)50,000	49,888
		218,479
Asset Backed — Mortgage (8.6%)
Mortgage Interest Networking Trust
1.22%, 8/2/04	15,000	14,999
1.33%, 8/11/04	50,000	49,982
1.34%, 8/10/04	40,000	39,987
1.40%, 8/16/04	120,000	119,930
Sydney Capital Corp.
1.16%, 8/10/04	(a)24,190	24,183
1.23%, 8/18/04	(a)24,700	24,686
1.27%, 8/3/04	(a)40,000	39,997
1.30%, 8/6/04	(a)19,425	19,421
1.31%, 8/4/04	(a)79,750	79,741
1.50%, 9/13/04	(a)60,000	59,893
		472,819
Asset Backed — Securities (8.1%)
Amstel Funding Corp.
1.33%, 8/27/04	(a)50,000	49,952
1.71%, 11/26/04	(a)75,000	74,586
1.89%, 1/26/05	(a)35,000	34,676
Beta Finance Corp., Ltd.
1.26%, 10/29/04	43,000	42,866
CC USA, Inc.
1.17%, 8/12/04	(a)17,900	17,894
Clipper Receivables Co., LLC
1.29%, 8/10/04	50,000	49,984
1.30%, 8/5/04	75,000	74,989
1.31%, 8/9/04	50,000	49,986

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Securities (cont’d)
Dorada Finance, Inc.
1.26%, 10/29/04	$ (a)14,000	$13,956
Galaxy Funding, Inc.
1.16%, 8/6/04	(a)35,000	34,994
		443,883
Diversified Financial Services (3.6%)
General Electric Capital Corp.
1.21%, 10/4/04	25,000	24,946
1.85%, 12/8/04	50,000	49,670
1.86%, 12/20/04 — 12/21/04	125,000	124,093
		198,709
Finance — Corporate (5.1%)
CIT Group, Inc.
1.32%, 8/10/04	50,000	49,983
1.33%, 8/11/04	(a)110,000	109,959
1.48%, 9/23/04	40,000	39,913
1.52%, 9/24/04	80,000	79,818
		279,673
International Banks (0.9%)
UBS Finance, Inc./Delaware
1.25%, 12/23/04	50,000	49,752
Major Pharmaceuticals (0.4%)
Pfizer, Inc.
1.23%, 10/13/04	(a)25,000	24,938
Total Commercial Paper (Cost $3,429,694)		3,429,694
Corporate Notes (13.3%)
Asset Backed — Securities (4.4%)
Beta Finance, Inc.
1.29%, 3/29/05	(a)(b)50,000	49,994
1.51%, 6/13/05	(a)(b)30,000	30,034
CC USA, Inc.
1.34%, 8/13/04	(a)5,000	5,000
1.39%, 3/29/05	(a)(b)22,000	21,996
1.69%, 4/25/05	(a)(b)75,000	75,044
1.82%, 6/17/05	(a)42,500	42,394
Dorada Finance, Inc.
1.35%, 3/18/05	(a)(b)20,000	19,997
		244,459
Banking (1.0%)
Citigroup, Inc.
1.25%, 2/7/05	(b)55,000	55,029
Diversified Financial Services (0.8%)
General Electric Capital Corp.
1.55%, 2/4/05	(b))5,000	5,004
1.57%, 9/24/04	(b)25,000	25,008
1.60%, 3/21/05	(a)(b)4,000	4,006
1.65%, 3/15/05	(b)8,000	8,009
		42,027
Financial Services (0.8%)
Metropolitan Life Global Funding l
1.37%, 8/26/05	(a)(b)42,000	42,045

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Insurance (2.5%)
AIG SunAmerica Global Financing VIII
1.51%, 11/15/04	$ (a)(b)18,500	$18,509
AIG SunAmerica Global Financing XIII
1.61%, 5/23/05	(a)(b)69,000	69,131
Allstate Financial Global Funding
1.34%, 8/16/04	(a)(b)25,000	25,001
Nationwide Life Global Funding l
1.50%, 11/15/04	(a)(b)26,500	26,523
		139,164
Investment Bankers/Brokers/Services (1.8%)
Goldman Sachs Group, Inc.
1.45%, 12/20/04	100,000	100,000
Major Banks (2.0%)
Chase Manhattan Bank USA NA
1.31%, 5/11/05	(b)40,000	40,000
SunTrust Bank
1.35%, 4/1/05	(b)20,000	19,999
US Bank National Association
1.19%, 11/29/04	15,000	15,000
1.20%, 3/11/05	35,000	34,959
		109,958
Total Corporate Notes (Cost $732,682)		732,682
Repurchase Agreement (8.0%)
J.P. Morgan Securities, Inc., 1.37%, dated 7/30/04 due 8/2/04, repurchase price $441,460 (Cost $441,410)	(c)441,410	441,410
Total Investments (100.1%) (Cost $5,508,756)		5,508,756
Liabilities in Excess of Assets (-0.1%)		(3,874)
NET ASSETS (100%)		$5,504,882

(a)               144A security — certain conditions for public sale may exist.

(b)              Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates.  The rates shown are those in effect on July 31, 2004.

(c)               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

2004 Third Quarter Report

July 31, 2004 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (101.0%)
Commercial Paper (5.0%)
Austin, TX, Combined Utility System, Series 2002 A 1.07%, 8/6/04	$1,560	$1,560
Broward County, FL, Sales Tax, Series A 1.25%, 11/5/04	1,650	1,650
New Hampshire, Series 1998 1.12%, 10/13/04	1,000	1,000
Rochester, MN, Mayo Foundation, Series 1992 C 1.12%, 8/24/04	1,000	1,000
		5,210
Daily Variable Rate Bonds (1.3%)
Rhode Island Health & Educational Building Corp., Care New England, Series 2002 1.13%, 9/1/32	1,300	1,300
Municipal Bonds & Notes (13.7%)
Central Ohio Solid Waste Authority, OH, Series 2004 BANs 2.50%, 12/10/04	1,000	1,004
Chenango Valley Central School District, NY, Series 2004 RANs 2.25%, 9/30/04	500	501
Illinois Finance Authority, Series 2004 A School Notes 1.80%, 12/1/04	1,000	1,002
Illinois State, Series 2004 2.00%, 10/22/04	1,000	1,002
Indiana Bond Bank, IN, Midyear Funding Program Notes, Series 2004 A 2.50%, 1/26/05	1,000	1,005
Indianapolis Local Public Improvement Bond Bank, Series 2004 F 2.00%, 1/6/05	1,400	1,404
Kentucky Association of Counties Advance Revenue Program, KY, Series 2004 A 3.00%, 6/30/05	1,000	1,012
Louisiana Public Facilities Authority, LA, Advance Funding Notes, Series 2003 E 2.00%, 10/20/04	1,865	1,868
New Mexico, Series 1999 5.00%, 9/1/04	700	702
Orono Independent School District #278, MN, Aid Anticipation, Series 2004 A 2.75%, 8/29/05	1,000	1,011
Pioneer Valley Transit Authority, MA, Series 2004 RANs 2.75%, 8/5/05	1,000	1,007
Spencer Van Etten Central School District, NY, Series 2004 BANs 3.00%, 6/17/05	515	520
West Palm Beach, FL, Utility System, Series 1996, Prerefunded 10/1/04 @101 (MBIA) 5.75%, 10/1/27	450	458
Youngstown City School District, OH, Series 2004 BANs 2.00%, 3/9/05	1,750	1,756
		14,252
Weekly Variable Rate Bonds (81.0%)
American Public Energy Agency, NE, National Public Gas Agency, Series 2003 A 1.105%, 2/1/14	2,500	2,500
Arizona Tourism & Sports Authority, ROCs, Series 2004 1.14%, 7/1/21	1,800	1,800

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Bexar County Housing Finance Corp., TX, Multi-Family, PT-2082, Series 2004 1.12%, 1/20/10	$1,500	$1,500
Brownsville, TX, Utilities System, Series 2003 B (MBIA) 1.09%, 9/1/27	400	400
Charlotte, NC, Convention Facility, Series 2003 B COPs 1.13%, 12/1/21	2,500	2,500
Chesapeake Hospital Authority, Virginia, Chesapeake General Hospital, Series 2001 A 1.14%, 7/1/31	2,600	2,600
Chicago, IL, Series 1997 1.09%, 1/1/12	1,810	1,810
Clayton County, GA, Delta Airlines Inc. (Letter of Credit: GE Capital Corp.), Series 2000 A 1.10%, 6/1/29	2,300	2,300
Cobb County Housing Authority, Tamarron Apartments, GA, Series 2003 1.08%, 3/1/24	4,000	4,000
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Series 2002 1.10%, 12/1/32	1,200	1,200
Connecticut Health & Educational Facilities Authority, Bradley Health Care, Inc., Series 1997 B 1.08%, 7/1/29	700	700
Denver Urban Renewal Authority, CO, Stapleton, Series 2004 1.18%, 12/1/24	1,500	1,500
Detroit Water Supply System, MI, Series 2001 C (FGIC) 1.08%, 7/1/29	1,400	1,400
District of Columbia, Public Welfare Fund, Series 2000 1.08%, 3/1/25	3,500	3,500
Fort Wayne Health Care Facilities, IN, Quest Realty X, Series 1993 A 1.27%, 8/1/13	1,760	1,760
Franklin County, OH, Doctors Ohio-Health Corp., Series 1998 1.08%, 12/1/28	1,200	1,200
Georgia, PUTTERs, Series 2004-440 1.12%, 5/1/10	2,000	2,000
Hamilton County, OH, Episcopal Retirement Homes, Series 2002 1.09%, 1/1/22	2,090	2,090
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A 1.13%, 7/1/23	1,500	1,500
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998 1.09%, 2/1/20	1,100	1,100
Houston, TX, Combined Utility System, MERLOTs, Series 2004 C-13, (MBIA) 1.15%, 5/15/25	1,310	1,310
Illinois Development Financial Authority, Jewish Federation Projects, Series 1999 (Ambac) 1.10%, 9/1/24	3,000	3,000
Illinois Housing Development Authority, Village Center Apartments, Series 2004 1.10%, 3/1/20	1,900	1,900
Illinois, PUTTERs, Series 2004-409 1.12%, 3/1/12	930	930
King County, WA, Harbor View Medical, Series 2004 ROCs ll-R 5036 (Ambac) 1.14%, 12/1/13	1,835	1,835

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Maine Health & Higher Education Facilities Authority, ME, VHA New England, Inc., Series 1985 B (Ambac) 1.09%, 12/1/25	$1,300	$1,300
Merrillville Health Care Facilities, IND, Series 1992 A-1 1.27%, 7/1/11	770	770
Missouri State Health & Educational Facilities Authority, MO, Stowers Institute, Series 2002 (MBIA) 1.10%, 7/1/36	1,600	1,600
Mobile Industrial Development Board, AL, Holnam Inc., Series 1999 B 1.08%, 6/1/32	1,700	1,700
Municipal Securities Pool Trust, Various States, Series 2004 SG P-18 1.23%, 1/1/35	1,000	1,000
North Carolina Capital Facilities Finance Agency, NC, Barton College, Series 2004 1.12%, 7/1/19	3,500	3,500
North Carolina Medical Care Commission, NC, Mission-St. Joseph’s Health System, Series 2003 1.13%, 10/1/18	3,530	3,530
North East Independent School District, TX, PUTTERs, Series 393 1.12%, 2/1/12	700	700
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989 1.10%, 7/1/24	2,050	2,050
Oakland University, MI, Series 2001 (FGIC) 1.09%, 3/1/31	1,610	1,610
Omaha, NE, Eagle-2004-001, Class A 1.14%, 4/1/26	1,000	1,000
Oregon Health Sciences University, OSHU Medical Group, Series 2004 A 1.12%, 7/1/33	3,000	3,000
Palm Beach County, FL, Series 2001 1.08%, 10/1/31	1,900	1,900
Portland Housing Authority, OR, New Market West, Series 2004 1.08%, 4/1/34	675	675
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Series 1985 B (Ambac) 1.09%, 12/1/20	1,700	1,700
Snohomish County Public Utility District No. 1, WA, ROCs 11-R, Series 4059 (FSA) 1.14%, 12/1/20	660	660
South Carolina Jobs-Economic Development Authority, Burroughs & Chapin Business Pk, Series 2002 1.13%, 5/1/32	2,000	2,000
South Jordan Municipal Building Authority, UT, Lease, Series 2004 1.08%, 2/1/29	2,200	2,200
University of Arizona Projects, AZ, Series 2004 B (Ambac) 1.10%, 6/1/31	600	600
University of Minnesota Regents, Series 1999 A 1.12%, 1/1/34	1,120	1,120
Utah County, UT, IHC Health Services, Inc., Series 2002 B 1.10%, 5/15/35	1,500	1,500
Vermont Housing Finance Agency, VT, West Block University of Vermont, Series 2004 A 1.11%, 7/1/37	1,400	1,400

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Washington County Authority, PA, University of Pennsylvania, Series 2004 1.10%, 7/1/34	$900	$900
Williamsburg, KY, Cumberland College, Series 2002 1.10%, 9/1/32	1,410	1,410
		84,160
Total Tax-Exempt Instruments (Cost $104,922)		104,922
Total Investments (101.0%) (Cost $104,922)		104,922
Liabilities in Excess of Assets (-1.0%)		(1,030)
NET ASSETS (100%)		$103,892

Ambac	Ambac Assurance Corporation
BANs	Bond Anticipation Notes
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corporation
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

13

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date	September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2004